Supplementary information to the consolidated cash flow statement	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Supplementary information to the consolidated cash flow statement
51	Supplementary information to the consolidated cash flow statement
Non-cash
transactions

(i)	Introducing of aircraft
During the year ended December 31, 2020, aircraft introduced under leases amounted to
RMB11,335
million (2019: aircraft acquired under leases
RMB30,351
 million, 2018: aircraft acquired under leases RMB13,290 million).

(ii)	Acquisition of a joint venture through issuance of new shares
During the year ended December 31, 2018, CSAH subscribed the new A shares of the Company with a cash consideration and the equity interests held in MTU, representing 50% of the total equity interests of MTU. The related non-cash equity transaction of financing activities amounted to RMB1,741 million.